Related Party Transactions (Details) - Schedule of Directors Remuneration - AUD ($)		12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Related Party Transactions (Details) - Schedule of Directors Remuneration [Line Items]
Short Term Benefits Base Fee		$ 1,532,450		$ 1,641,015		$ 1,891,777
Short Term Benefits Bonus		194,570
Post-Employment Superannuation Contribution		42,444		44,121		45,180
Long Term Benefits Long-service Leave		7,215		6,711		(110,285)
Termination Benefit						1,000,000
Equity Options		764,175		998,164		1,950,565
Total		2,540,854		2,690,011		4,777,237
Directors [Member]
Related Party Transactions (Details) - Schedule of Directors Remuneration [Line Items]
Short Term Benefits Base Fee		506,148		685,643		970,741
Short Term Benefits Bonus
Post-Employment Superannuation Contribution		17,152		20,553		23,486
Long Term Benefits Long-service Leave						(121,542)
Termination Benefit						1,000,000
Equity Options						1,577,722
Total		523,300		706,196		3,450,407
Other Key Management Personnel [Member]
Related Party Transactions (Details) - Schedule of Directors Remuneration [Line Items]
Short Term Benefits Base Fee		1,026,302		955,372		921,036
Short Term Benefits Bonus		194,570
Post-Employment Superannuation Contribution		25,292		23,568		21,694
Long Term Benefits Long-service Leave		7,215		6,711		11,257
Termination Benefit
Equity Options		764,175		998,164		372,843
Total		2,017,554		1,983,815		1,326,830
Mr. Geoffrey Kempler [member] | Directors [Member]
Related Party Transactions (Details) - Schedule of Directors Remuneration [Line Items]
Short Term Benefits Base Fee		302,800	[1]	377,800	[2]	487,292	[2]
Short Term Benefits Bonus			[1]		[2]		[2]
Post-Employment Superannuation Contribution		10,500	[1]	10,000	[2]	16,184	[2]
Long Term Benefits Long-service Leave			[1]		[2]	(121,542)	[2]
Termination Benefit			[1]		[2]	1,000,000	[2]
Equity Options			[1]		[2]	450,777	[2]
Total		313,300	[1]	387,800	[2]	1,832,711	[2]
Mr. Brian Meltzer [member] | Directors [Member]
Related Party Transactions (Details) - Schedule of Directors Remuneration [Line Items]
Short Term Benefits Base Fee		63,348		63,636		66,209
Short Term Benefits Bonus
Post-Employment Superannuation Contribution		6,652		6,359		6,290
Long Term Benefits Long-service Leave
Termination Benefit
Equity Options						225,389
Total		70,000		69,995		297,888
Mr. Peter Marks [member] | Directors [Member]
Related Party Transactions (Details) - Schedule of Directors Remuneration [Line Items]
Short Term Benefits Base Fee		70,000		70,000		68,333
Short Term Benefits Bonus
Post-Employment Superannuation Contribution
Long Term Benefits Long-service Leave
Termination Benefit
Equity Options						225,389
Total		70,000		70,000		293,722
Mr. Lawrence Gozlan [member] | Directors [Member]
Related Party Transactions (Details) - Schedule of Directors Remuneration [Line Items]
Short Term Benefits Base Fee		70,000		107,500	[3]	218,333	[3],[4]
Short Term Benefits Bonus					[3]		[3],[4]
Post-Employment Superannuation Contribution					[3]		[3],[4]
Long Term Benefits Long-service Leave					[3]		[3],[4]
Termination Benefit			[5]		[3]		[3],[4]
Equity Options					[3]	225,389	[3],[4]
Total		70,000		107,500	[3]	443,722	[3],[4]
Dr. David Stamler [member] | Other Key Management Personnel [Member]
Related Party Transactions (Details) - Schedule of Directors Remuneration [Line Items]
Short Term Benefits Base Fee		731,381	[6]	658,393	[5]	606,058	[5]
Short Term Benefits Bonus		194,570	[6]		[5]		[5]
Post-Employment Superannuation Contribution			[6]		[5]		[5]
Long Term Benefits Long-service Leave			[6]		[5]		[5]
Termination Benefit			[6]		[5]		[5]
Equity Options		724,047	[6]	965,633	[5]	372,843	[5]
Total		1,649,998	[6]	1,624,026	[5]	978,901	[5]
Ms. Kathryn Andrews [member] | Other Key Management Personnel [Member]
Related Party Transactions (Details) - Schedule of Directors Remuneration [Line Items]
Short Term Benefits Base Fee		294,921	[6]	296,979	[5]	314,978	[5]
Short Term Benefits Bonus			[6]		[5]		[5]
Post-Employment Superannuation Contribution		25,292	[6]	23,568	[5]	21,694	[5]
Long Term Benefits Long-service Leave		7,215	[6]	6,711	[5]	11,257	[5]
Termination Benefit			[6]		[5]		[5]
Equity Options		40,128	[6]	32,531	[5]		[5]
Total		$ 367,556	[6]	359,789	[5]	347,929	[5]
Dr. David Sinclair [member] | Directors [Member]
Related Party Transactions (Details) - Schedule of Directors Remuneration [Line Items]
Short Term Benefits Base Fee				34,888	[4]	65,800
Short Term Benefits Bonus					[4]
Post-Employment Superannuation Contribution					[4]
Long Term Benefits Long-service Leave					[4]
Termination Benefit	[4]
Equity Options					[4]	225,389
Total				34,888	[4]	291,189
Mr. Tristan Edwards [member] | Directors [Member]
Related Party Transactions (Details) - Schedule of Directors Remuneration [Line Items]
Short Term Benefits Base Fee				31,819	[4]	64,774
Short Term Benefits Bonus					[4]
Post-Employment Superannuation Contribution				4,194	[4]	1,012
Long Term Benefits Long-service Leave					[4]
Termination Benefit	[4]
Equity Options					[4]	225,389
Total				$ 36,013	[4]	$ 291,175

[1]	Includes A$277,800 in corporate advisory fees paid to an associated entity of Mr. Geoffrey Kempler for business advisory services including investor relations, marketing and business development.
[2]	Upon termination of employment as Chief Executive Officer on January 7, 2021 Mr. Geoffrey Kempler received the sum of A$1 million in accordance with his employment agreement dated September 21, 2007 and accrued leave entitlements. His remuneration includes A$102,361 in corporate advisory fees paid to an associated entity of Mr. Geoffrey Kempler for business advisory services including investor relations, marketing and business development.
[3]	Includes A$37,500 in corporate advisory fees paid to an associated entity of Mr. Lawrence Gozlan for corporate advisory services including seeking and advancing opportunities to expand the Group’s product pipeline and other sources of funding to commence and continue the Group’s clinical trials.
[4]	Remuneration of Dr. David Stamler covered his previous role as Chief Medical Officer and Senior Vice President Clinical Development from July 1, 2020 to January 6. 2021 and CEO effective January 7, 2021.
[5]	David Sinclair and Tristan Edwards resigned on January 4, 2022.
[6]	Base Fee includes movements in the annual leave provision for Ms. Kathryn Andrews and Dr. David Stamler in accordance with their employment contracts.